Financial obligations - Total financial obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial obligations
Beginning balance	$ 738,534	$ 1,057,975	$ 531,653
Senior Notes bonds issue	0	0	550,000
Debt issuance costs	0	0	(10,700)
Amortization of debt issuance costs in results	2,082	1,963	717
Payments of financial obligations	(31,034)	(323,057)	(21,585)
Reversal of the amortized cost of the syndicated loan, note 16(g)	85	8,855	0
Amortization of debt issuance costs in results	155	2,820	885
Effect of amortized cost	0	515	8,837
Increase (reduction) of debt restructuring costs	0	0	(225)
Additions	1,137	11,712	2,972
Accretion expense	266	99	176
Payments	(4,475)	(4,638)	(5,205)
Final balance	$ 706,580	$ 738,534	$ 1,057,975